Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	(35,290)	(20,291)	(27,959)
Foreign	(1,220)	724	727
Loss before taxes on income	(36,510)	(19,567)	(27,232)

Schedule of Income Tax Expenses	Income tax expenses consisted of the following for the periods indicated:
	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	58	45	360
Foreign	38	67	91
Income tax expenses	96	112	451

Taxes on income for the years ended December 31, 2024, 2023 and 2022 were comprised of the following:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Current:
Domestic	58	45	360
Foreign	38	67	91
Total	96	112	451
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	96	112	451

Schedule of Reconciliation of Income Tax Expense

A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(36,510)	(19,567)	(27,232)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(8,397)	(4,500)	(6,263)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	27	4	(3)
Operating losses and other temporary differences for which valuation allowance was provided	7,420	5,915	5,505
Permanent differences	688	(1,352)	852
Tax prepayment and other	358	45	360
Actual taxes on income	96	112	451

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2024, and 2023 were as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	28,453	27,617
Research and development	5,617	2,092
Employee and payroll accrued expenses	701	623
Operating lease liabilities	1,545	403
Share-based compensation	4,974	2,283
Derivative liabilities	139	-
Intangible assets	72	-
Other	37	37
Total deferred tax assets	41,538	33,055
Deferred tax liabilities:
Goodwill	15	-
Derivative assets	138	-
Operating lease right-of-use assets	1,509	461
Total deferred tax liabilities	1,662	461
Total deferred tax assets, net	39,876	32,594
Less valuation allowance for deferred tax assets	(39,876)	(32,594)
Deferred tax assets	-	-